Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY

Note 13 – STOCKHOLDERS’ EQUITY

Common shares

In November 2018, the Company issued 156,130 and 936,782 common shares to acquire 100% equity interest in TDH Japan and TDH Group BVBA, respectively.

On January 31, 2019, a total of 2,000,000 common shares were issued at $0.5 per share to Zuhua Zou with cash proceeds of $1,000,000 received during the year ended December 31, 2019.

The Company entered into stock subscription agreements in August 2019, pursuant to which the Company agreed to sell 33,333,333 shares to a group of investors for an aggregate purchase price of $10,000,000, or $0.3 per share. A total of 8,300,000 common shares were issued to three investors with cash proceeds of $2,490,000 received during the year ended December 31, 2019, and 25,033,333 common shares were issued to Dandan Liu, the CEO, with $3,270,000 collected in cash and the remaining subscription receivable of $4,240,000 settled with the outstanding loan payable to the CEO.

On December 2, 2020, the Company entered into subscription agreements with four accredited investors for the sale of 9,100,000 of the Company’s common shares at the price $0.30 per share for the gross proceeds of approximately $2.73 million. In April 2021, a total of 9,100,000 shares were issued to four investors with cash proceeds of $2,730,000. The shares were sold without registration under the Securities Act of 1933 in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act as transactions not involving a public offering and rules promulgated under the Securities Act as sales to accredited investors. The Company’s intention was to use the proceeds of this offering for working capital and general working purposes. There were no discounts or brokerage fees associated with this offering.

On September 30, 2021, the Company and certain investors entered into a securities purchase agreement in connection with a registered direct offering, pursuant to which the Company agreed to sell to the investors an aggregate of 10,000,000 of its common shares at purchase price of $0.89 per share. The registered direct Offering was closed on September 30, 2021 and the Company received approximately $8.2 million net proceeds from the issuance of 10,000,000 common shares to investors, after deducting placement agent fees and estimated offering expenses.

On November 3, 2021, the Company and certain investors entered into a securities purchase agreement in connection with a registered direct offering, pursuant to which the Company agreed to sell to the investors an aggregate of 15,000,000 of its common shares at purchase price of $0.64 per share. The registered direct offering was closed on November 3, 2021 and the Company received approximately $8.9 million net proceeds from the issuance of 15,000,000 common shares to investors, after deducting placement agent fees and estimated offering expenses.

Investor warrants

In connection with the Company’s registered direct offering as consummated on September 30, 2021, pursuant to the securities purchase agreement, the Company also agreed to sell to the investors warrants exercisable for an aggregate of 20,000,000 of its common shares, with warrant purchase price of $0.01 per warrant. The warrants are exercisable immediately as of the date of issuance at an exercise price of $2.06 per share and expire twenty-four (24) months from the date of issuance. The warrants may also be exercised on a cashless basis.

In addition, in connection with the Company’s registered direct offering as consummated on November 3, 2021, pursuant to the securities purchase agreement, the Company also agreed to sell to the investors warrants exercisable for an aggregate of 30,000,000 of its common shares, with warrant purchase price of $0.01 per warrant. The warrants are exercisable immediately as of the date of issuance at an exercise price of $1.47 per share and expire twenty-four (24) months from the date of issuance. The warrants may also be exercised on a cashless basis.

For the above mentioned investor warrants, the Company may compel the exercise of the warrants if the closing price of the Company’s common shares exceeds $6.00 for ten (10) consecutive trading days commencing six (6) months after issuance. The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 9.99% of the Company’s common shares.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. As of December 31, 2021, 50,000,000 warrants were issued and outstanding and 24,423,626 warrants have been exercised on the cashless basis and the Company did not receive any proceeds from the exercise of these warrants.

Additional 21,886,536 warrants were exercised at cashless basis during subsequent period (See Note 20).

Statutory reserve

As of December 31, 2021 and 2020, the Company had statutory reserve in the amount of $160,014. In accordance with the relevant laws and regulations of the PRC, the Company’s PRC subsidiaries are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital. The statutory reserve is not distributable in the form of cash dividends and can be used to make up cumulative prior year losses.

Restricted net assets

As a result of the PRC laws and regulations, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted included additional paid-in capital and statutory reserves of the Company’s PRC subsidiaries.

As of December 31, 2021 and 2020, total restricted net assets were $12,666,369 and $11,654,519, respectively.